Share capital, warrants and other capital	9 Months Ended
Sep. 30, 2022
Disclosure of classes of share capital [abstract]
Share capital, warrants and other capital

8. Share capital, warrants and other capital

The Company has an unlimited number of authorized common shares (being voting and participating shares) with no par value, as well as an unlimited number of preferred, first and second ranking shares, issuable in series, with rights and privileges specific to each class, with no par value.

On July 15, 2022, the Company’s shareholders and board of directors approved an amendment to the Company’s articles of amendment to effect a 1-for-25 reverse stock split of the Company’s common shares, DSU and Warrants. The Company’s outstanding stock options were also adjusted to reflect the 1-for-25 reverse stock split of the Company’s common shares. Accordingly, all common shares, DSU and Warrants, stock options and per share amounts in these condensed interim consolidated financial statements have been retroactively adjusted for all periods presented to give effect to the reverse stock split. Outstanding stock options were proportionately reduced and the respective exercise prices, if applicable, were proportionately increased. The reverse stock split was effected in the markets on July 21, 2022.

2021

On February 19, 2021, the Company completed an underwritten public offering of 820,390 common shares at $36.25 per common share, resulting in aggregate gross proceeds of $29,739, before deducting underwriting discounts, commissions and offering expenses of $2,837 (the “February 2021 Financing). The Company also granted the underwriter and placement agent (the “Underwriter”), a 30-day over-allotment option to purchase up to 123,058 additional common shares at a price of $36.25 per common share (the “Underwriter Option”). Additionally, the Company issued warrants underlying 57,427 common shares to the Underwriter, with each warrant bearing an exercise price of $45.31 (the “February 2021 Placement Agent Warrants”). The February 2021 Placement Agent Warrants expire on February 17, 2026.

On February 22, 2021, the underwriter exercised the Underwriter Option in full and received 123,058 common shares in exchange for gross proceeds to the Company of $4,461. Upon exercise of the Underwriter Option, the Underwriter also an additional 8,614 February 2021 Placement Agent Warrants.

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

AS AT SEPTEMBER 30, 2022 AND FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2022 AND 2021

(amounts in thousands of US dollars, except share and per share data and as otherwise noted)
(Unaudited)

Aggregate gross proceeds received in connection with the February 2021 Financing totaled $34,200, less cash transaction costs of $3,221 and non-cash transaction costs, which represent the issue-date fair value of the February 2021 Placement Agent Warrants, of $1,897.

The table presented below shows the inputs and assumptions applied to the Black-Scholes option pricing model in order to determine the fair value of these Placement agent warrants:

	Number of equivalent shares	Market value per share price	Weighted average exercise price	Risk-free annual interest rate	Expected volatility	Expected life (years)	Expected dividend yield
		($)	($)	(i)	(ii)	(iii)	(iv)
February 2021 Placement agent warrants – public offering	57,427	37	45.31	0.59%	119.18%	4.99	0%
February 2021 Placement agent warrants – Underwriter Option	8,614	37	45.31	0.59%	119.57%	4.98	0%

(i)	During the nine-month period ended September 30, 2021, warrants were exercised as follows:
(ii)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
(iii)	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the warrants.
(iv)	Based upon time to expiry from the issuance date.

During the nine-month period ended September 30, 2021, warrants were exercised as follows:

	Warrants exercised (number of underlying common shares)	Exercise Price	Aggregate proceeds to the Company
September 2019 Investor warrants	80,000	$41.25	$3,300
February 2020 Investor warrants	69,565	30.00	2,087
July 2020 Investor warrants	841,822	11.25	9,471
July 2020 Placement Agent warrants	74,667	14.06	1,050
August 2020 Investor warrants	303,595	11.75	3,567
August 2020 Placement Agent warrants	34,798	17.60	612
	1,404,447		$20,087

Other capital

	Nine months ended September 30, 2022
	Stock options	Weighted average exercise price	DSUs
	(Number)	($)	(Number)
Balance – January 1, 2022	43,455	22.00	16,920
Granted	2,000	8.88	80,000
Expired	—	—	—
Exercised	—	—	—
Balance – September 30, 2022	45,455	21.42	96,920

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

AS AT SEPTEMBER 30, 2022 AND FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2022 AND 2021

(amounts in thousands of US dollars, except share and per share data and as otherwise noted)
(Unaudited)

	Year ended December 31, 2021
	Stock options	Weighted average exercise price	DSUs
	(Number)	($)	(Number)
Balance – January 1, 2021	20,256	36	6,920
Granted	23,200	10.5	11,200
Expired	(1)	14,756.25	—
Exercised	—	—	(1,200)
Balance – December 31, 2021	43,455	22	16,920

The DSU compensation expense for the three months ended September 30, 2022 was $402 (2021 - $nil) and the nine months ended September 30, 2022 was $402 (2021 – $244) recognized over the vesting period. Vested DSUs cannot be redeemed until the holder is no longer a member of the Board.

Fair value input assumptions for US dollar stock option grants

The table below shows the assumptions, or weighted average parameters, applied to the Black-Scholes option pricing model in order to determine share-based compensation costs over the life of the awards.

		Nine Months Ended	Year Ended
		September 30,	December 31,
		2022	2021
Expected dividend yield	(a)	0.00%	0.00%
Expected volatility	(b)	115.75%	115.80%
Risk-free annual interest rate	(c)	1.59%	1.23%
Expected life (years)	(d)	5.72	5.71
Weighted average share price		$8.88	$10.50
Weighted average exercise price		$8.88	$10.50
Weighted average grant date fair value		$7.47	$8.82

(a)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.

(b)	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the stock options, as well as on future expectations.

(c)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the stock options.

(d)	Based upon historical data related to the exercise of stock options, on post-vesting employment terminations and on future expectations related to exercise behavior.